Current and long-term debt - Schedule of current and non-current portion of debt (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2018	May 31, 2018
Disclosure of detailed information about borrowings [line items]
Current portion of long-term bank debt	$ 172,705	$ 235,482
Current portion of long-term debt	304,441	357,711
Non-current portion	971,172	999,268
Total debt outstanding	2,415,326	2,552,473
Sale and leaseback liability	131,736	122,229
Non current portion of finance lease liability	1,139,713	1,195,494
Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	140,700	180,100	$ 12,200	$ 154,300
Initial conversion price (in USD per share)				$ 40.00
Deferred financing fees [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	(2,656)
Non-current portion	(19,815)
Total debt outstanding	(22,471)	(16,596)
Unamortized deferred financing fees	(1,800)	(1,200)
Deferred financing fees [Member] | Finance Lease [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	8,700	7,800
Non current portion of finance lease liability	(7,800)	(7,100)
Deferred financing fees [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	(900)	(800)
Non-current portion	$ (12,000)	$ (7,600)